Leases - Schedule of IsoEnergy have total office lease commitments (Detail)	Dec. 31, 2019 CAD ($)
2020 [member]
Disclosure of maturity analysis of operating lease payments [line items]
The Company and its subsidiary	$ 926,772
2021 [member]
Disclosure of maturity analysis of operating lease payments [line items]
The Company and its subsidiary	814,754
2022 [member]
Disclosure of maturity analysis of operating lease payments [line items]
The Company and its subsidiary	702,349
2023 [member]
Disclosure of maturity analysis of operating lease payments [line items]
The Company and its subsidiary	661,863
2024 [member]
Disclosure of maturity analysis of operating lease payments [line items]
The Company and its subsidiary	634,053
2025 [member]
Disclosure of maturity analysis of operating lease payments [line items]
The Company and its subsidiary	$ 634,053